Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties		$ 1,302,539
Repayment to related parties
Total Repayment to related parties		727,721	314,238
Service provided by related parties
Total Service provided by related parties		346,267	342,988
Stock-based compensation(1)
Total Stock-based compensation			1,209,000
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares			1,209,000
Mrs. Qi Xiaoyu [Member]
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties		1,058,127
Repayment to related parties
Total Repayment to related parties		581,811
Mr. Fuyunishiki Ryo [Member]
Proceed of Interest-free loan from related parties
Total Proceed of Interest-free loan from related parties		244,412
Repayment to related parties
Total Repayment to related parties		145,910	208,637
Ms. Wu Shunyu [Member]
Repayment to related parties
Total Repayment to related parties			105,601
Hermann Limited [Member]
Service provided by related parties
Total Service provided by related parties	[1]	346,267	342,988
Mr. Wu Zhihua [Member]
Stock-based compensation(1)
Total Stock-based compensation	[2]		1,209,000
Smart Bloom Global Limited (Wu Zhihua) [Member]
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares			$ 500

[1]	The company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2026. For the six months ended March 31, 2026, the amortized expense amount is $346,267, and the remaining amount is $453,650.
[2]	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.